Share based payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 6,836	£ 10,126	£ 13,794	£ 13,686
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	4,495	6,650	8,587	8,860
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	441	823	1,311	823
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	184	137	329	137
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	1,157	1,286	2,455	1,419
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 559	£ 1,230	£ 1,112	£ 2,447